                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 4/30

                               PORTFOLIO HOLDINGS

                                      FOR

                        RIVERSOURCE SHORT TERM CASH FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (1.1%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Calyon
  05-01-07                           5.31%      $39,900,000             $39,900,000
-----------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $39,900,000)                                                     $39,900,000
-----------------------------------------------------------------------------------

FLOATING RATE NOTES (10.9%)(b)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
American Honda Finance
  01-28-08                           5.32%      $75,000,000             $75,000,000
Cheyne Finance LLC
  10-02-07                           5.33        50,000,000              49,999,473
Merrill Lynch & Co
  05-16-08                           5.30        75,000,000              75,000,000
MetLife Global Funding I
  04-22-08                           5.31        90,000,000              90,000,000
Sedna Finance
  10-02-07                           5.33        50,000,000              49,998,945
Wells Fargo & Co
  05-16-08                           5.28        70,000,000              70,000,000
-----------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $409,998,418)                                                   $409,998,418
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (88.1%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (58.2%)
Amsterdam Funding
  05-07-07                           4.53%      $47,500,000(c)          $47,458,240
BA Credit Card Trust
  05-08-07                           4.61        35,000,000(c)           34,964,203
  06-12-07                           5.15        50,000,000(c)           49,694,333
  07-02-07                           5.20        40,000,000(c)           39,639,022
Barton Capital LLC
  05-08-07                           4.58        50,000,000(c)           49,949,153
Bryant Park Funding LLC
  07-19-07                           5.22        25,347,000(c)           25,056,094
  07-20-07                           5.23        25,000,000(c)           24,709,444

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
CC (USA)
  05-02-07                           2.62%      $57,500,000             $57,491,639
  07-10-07                           5.22        55,000,000              54,439,611
  07-23-07                           5.23        25,000,000              24,698,549
CHARTA LLC
  06-01-07                           5.12        34,400,000(c)           34,244,039
  06-04-07                           5.14        74,300,000(c)           73,930,543
Cheyne Finance LLC
  05-11-07                           4.78        65,000,000              64,905,236
  07-12-07                           5.23        25,000,000              24,737,500
  07-23-07                           5.24        25,000,000              24,697,972
Citibank Credit Card Issue Trust (Dakota Nts)
  06-14-07                           5.15        40,000,000(c)           39,744,067
  07-09-07                           5.22        51,000,000(c)           50,487,301
CRC Funding LLC
  06-04-07                           5.14        50,000,000(c)           49,751,611
  06-15-07                           5.17        50,000,000(c)           49,671,563
  07-18-07                           5.23        39,300,000(c)           38,854,240
Cullinan Finance
  06-05-07                           5.15        32,000,000              31,836,200
  06-13-07                           5.15        80,000,000              79,499,767
Deer Valley Funding LLC
  05-14-07                           4.88        50,000,000              49,905,208
  05-15-07                           4.91        50,000,000              49,897,917
  06-18-07                           5.19        40,000,000              39,719,467
  07-11-07                           5.23        25,000,000              24,741,146
Ebury Finance LLC
  05-01-07                           5.33       100,000,000              99,999,999
Falcon Asset Securitization LLC
  06-06-07                           5.12        80,000,000(c)           79,581,200
Five Finance
  07-16-07                           5.23       107,000,000             105,816,837
  07-23-07                           5.23        25,000,000              24,698,549
Galaxy Funding
  07-10-07                           5.22        20,000,000(c)           19,796,222
Gemini Securitization
  07-18-07                           5.22        75,000,000(c)           74,150,125
K2 (USA) LLC
  07-12-07                           5.22        95,700,000              94,697,064
Nelnet Student Asset Funding LLC
  05-03-07                           3.51        35,000,000              34,989,772
  05-10-07                           4.78        20,706,000              20,678,539

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Nieuw Amsterdam Receivables
  05-01-07                           5.31%      $50,000,000(c)          $50,000,000
Old Line Funding LLC
  05-24-07                           5.07        50,000,000(c)           49,831,653
Park Sienna LLC
  05-01-07                           5.33        66,700,000(c)           66,700,000
Scaldis Capital LLC
  06-13-07                           5.15        21,665,000(c)           21,529,531
  07-13-07                           5.22        35,000,000(c)           34,628,106
Sigma Finance
  05-10-07                           4.70        50,000,000              49,934,750
Solitaire Funding LLC
  05-23-07                           5.03        25,000,000(c)           24,919,944
  07-12-07                           5.22        50,000,000(c)           49,476,000
  07-23-07                           5.23        80,000,000(c)           79,034,894
Thunder Bay Funding LLC
  05-25-07                           5.08        48,312,000(c)           48,142,264
White Pine Finance LLC
  07-18-07                           5.24        29,803,000              29,464,314
                                                                    ---------------
Total                                                                 2,192,793,828
-----------------------------------------------------------------------------------

BANKING (20.8%)
Bank of America
  05-29-07                           5.08        50,000,000              49,796,417
Bank of Ireland
  07-13-07                           5.22       125,000,000(c)          123,673,074
Barclays US Funding
  07-19-07                           5.22        80,000,000              79,081,844
Credit Suisse First Boston
  07-17-07                           5.23        40,000,000              39,552,117
HBOS
  05-08-07                           4.59       100,000,000              99,898,111
Irish Life & Permanent
  05-07-07                           4.50        50,000,000(c)           49,956,333
  07-02-07                           5.21        98,000,000(c)           97,114,761
Northern Rock
  07-12-07                           5.23        40,000,000(c)           39,580,400
  07-13-07                           5.22       100,000,000(c)           98,938,458
Skandinaviska Enskilda Banken
  05-29-07                           5.07        65,000,000(c)           64,735,594
Swedbank
  07-18-07                           5.22        40,000,000              39,546,733
                                                                    ---------------
Total                                                                   781,873,842
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE SHORT TERM CASH FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)

BROKERAGE (7.0%)
Credit Suisse First Boston
  05-09-07                           4.65%     $100,000,000(c)          $99,883,777
Goldman Sachs Group
  07-30-07                           5.25        50,000,000              49,345,625
Morgan Stanley
  05-01-07                           5.32        35,000,000              35,000,000
  05-07-07                           4.49        50,000,000              49,956,417
  06-08-07                           5.11        30,000,000              29,834,700
                                                                    ---------------
Total                                                                   264,020,519
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)

OTHER FINANCIAL INSTITUTIONS (2.1%)
Dexia Delaware LLC
  07-17-07                           5.22%      $80,000,000             $79,105,089
-----------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $3,317,793,278)                                               $3,317,793,278
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,767,691,696)(d)                                            $3,767,691,696
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2007. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of these securities amounted to $1,779,826,189 or 47.3% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at April 30, 2007.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE SHORT TERM CASH FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Short Term Investments Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 27, 2007